Consolidated Statement of Cash flows (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss for the period		$ 1,913,451	$ 19,554,198	$ 16,180,949
Changes in assets and liabilities:
Net cash provided by operating activities		6,759,303	12,024,498	14,654,090
Cash flows from financing activities
Net cash (used in)/ provided by financing activities		(1,525,185)	(18,358,547)	2,972,089
Net change in cash and cash equivalents		1,098,291	(6,276,993)	17,358,134
Cash and cash equivalents at the beginning of the year		18,931,215	25,208,208	7,850,074
Cash and cash equivalents at the end of the year	$ 20,029,506	$ 20,029,506	$ 18,931,215	$ 25,208,208
Heidmar Maritime Holdings Corp.
Cash flows from operating activities
Net loss for the period	(915,995)
Changes in assets and liabilities:
Accrued expenses	742,598
Net cash provided by operating activities	(173,397)
Cash flows from financing activities
Advances from parent company	173,397
Net cash (used in)/ provided by financing activities	$ 173,397